Label	Element	Value
Institutional | International Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Cap Portfolio of Bernstein Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.
These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. For the most recent fiscal year, the Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities are primarily common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts (“REITs”). You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.
AllianceBernstein L.P. serves as the Portfolio’s investment manager (“Manager”). The Manager invests the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets are invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex USA Small Cap Index. The market capitalizations of companies in the MSCI ACWI ex USA Small Cap Index were between approximately $108.9 million and $26.1 billion at December 31, 2024. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies changes over time as the capitalization of the securities included in the MSCI ACWI ex USA Small Cap Index changes.
The Portfolio’s exposure to non‑U.S. companies may change over time based on the Manager’s assessment of market conditions and the investment merit of non‑U.S. issuers. Under normal circumstances, the Manager invests in companies located in at least three countries other than the United States and expects to have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Manager may consider: (1) the place of domicile; (2) where the company has an established presence and conducts its business; and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging market countries and, at times, may invest significantly in emerging markets.
The Manager seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Manager generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Manager typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Manager expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.
The Portfolio may invest in established companies and also in new and less-seasoned issuers. The Portfolio may also invest in exchange-traded funds (“ETFs”) and other investment companies from time to time.
The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.
Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Manager may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Manager may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Manager may use stock index futures contracts to gain access to certain markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
•
how the Portfolio’s average annual returns for one year, five years and over the life of the Portfolio compare to those of a broad-based securities market index and an additional index that more closely reflects the market segments in which the Portfolio invests.

You may obtain updated performance information for the Portfolio at www.bernstein.com (at the bottom of the page, click on “Investments,” then “Mutual Fund Performance at a Glance”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over the life of the Portfolio; andhow the Portfolio’s average annual returns for one year, five years and over the life of the Portfolio compare to those of a broad-based securities market index and an additional index that more closely reflects the market segments in which the Portfolio invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s SCB Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 23.22%, 2nd quarter, 2020; and Worst Quarter was down -29.71%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the primary broad-based index used for comparison with the Portfolio’s performance changed from the MSCI ACWI ex. USA Small Cap Index to the MSCI ACWI ex USA Index to comply with new regulations that require the Portfolio’s primary benchmark to reflect the overall market in which the Portfolio may invest. The Portfolio’s previous primary benchmark, the MSCI ACWI ex. USA Small Cap Index, which more closely reflects the market segments in which the Portfolio invests, is the Portfolio’s secondary benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Portfolio shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns:–Are shown for SCB Class shares only and will vary for Advisor Class shares because these Classes have different expense ratios;
Institutional | International Small Cap Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The share price of the Portfolio will fluctuate and you may lose money.
Institutional | International Small Cap Portfolio | Foreign Non U S Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Foreign (Non‑U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

Institutional | International Small Cap Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general or in particular countries or sectors may decline over short or extended periods. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.
Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Institutional | International Small Cap Portfolio | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Foreign Currency Risk: This is the risk that changes in foreign (non‑U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Institutional | International Small Cap Portfolio | Country Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Country Concentration Risk: The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolio’s investments in a particular country or region.

Institutional | International Small Cap Portfolio | Emerging Markets Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Emerging Markets Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets. These risks are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Institutional | International Small Cap Portfolio | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Sector Risk: The Portfolio may have more risk because of concentrated investments in a particular market sector, such as the industrials sector. Market or economic factors affecting that sector could have a major effect on the value of the Portfolio’s investments.

Institutional | International Small Cap Portfolio | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolio’s net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Institutional | International Small Cap Portfolio | Actions by a Few Major Investors [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

Institutional | International Small Cap Portfolio | Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources, and their personnel may lack management experience. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Institutional | International Small Cap Portfolio | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Allocation Risk: The Portfolio may seek to focus on different investment disciplines or factors at different times as a means to achieve its investment objective. In the event that the investment disciplines or factors to which the Portfolio has greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolio’s returns may be negatively affected.

Institutional | International Small Cap Portfolio | Derivatives Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives Risk: The Portfolio may use derivatives in currency hedging as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of an unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. Derivatives, especially over‑the‑counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. The U.S. Government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Institutional | International Small Cap Portfolio | Real Estate Related Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Real Estate Related Securities Risk: Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; a weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean‑up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID‑19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Institutional | International Small Cap Portfolio | Investment in Other Investment Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. The market value of the shares of other investment companies and ETFs may differ from their NAV. In addition, if the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the investment companies.

Institutional | International Small Cap Portfolio | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Illiquid Investments Risk: Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolio from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Illiquid securities may also be difficult to value. If the Portfolio is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all.

Institutional | International Small Cap Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolio or cause the value of the Portfolio’s shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the Manager and could also have an adverse effect on the value or performance of the Portfolio.

Institutional | International Small Cap Portfolio | SCB Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
After 1 Year	rr_ExpenseExampleYear01	$ 134
After 3 Years	rr_ExpenseExampleYear03	418
After 5 Years	rr_ExpenseExampleYear05	723
After 10 Years	rr_ExpenseExampleYear10	$ 1,590
2015	rr_AnnualReturn2015
2016	rr_AnnualReturn2016	2.77%
2017	rr_AnnualReturn2017	31.84%
2018	rr_AnnualReturn2018	(17.99%)
2019	rr_AnnualReturn2019	19.08%
2020	rr_AnnualReturn2020	7.89%
2021	rr_AnnualReturn2021	12.20%
2022	rr_AnnualReturn2022	(21.02%)
2023	rr_AnnualReturn2023	12.79%
2024	rr_AnnualReturn2024	7.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.71%)
1 Year	rr_AverageAnnualReturnYear01	7.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.98%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015	[1]
Institutional | International Small Cap Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
After 1 Year	rr_ExpenseExampleYear01	$ 109
After 3 Years	rr_ExpenseExampleYear03	340
After 5 Years	rr_ExpenseExampleYear05	590
After 10 Years	rr_ExpenseExampleYear10	$ 1,306
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015
Institutional | International Small Cap Portfolio | Return After Taxes on Distributions | SCB Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015	[1]
Institutional | International Small Cap Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | SCB Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.47%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2015	[1]
Institutional | International Small Cap Portfolio | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.09%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.61%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%	[2],[3]
Institutional | International Small Cap Portfolio | MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	4.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%	[2]

[1]	After-tax returns: – Are shown for SCB Class shares only and will vary for Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for SCB and Advisor Class shares: December 21, 2015.
[3]	Effective July 24, 2024, the primary broad-based index used for comparison with the Portfolio’s performance changed from the MSCI ACWI ex. USA Small Cap Index to the MSCI ACWI ex USA Index to comply with new regulations that require the Portfolio’s primary benchmark to reflect the overall market in which the Portfolio may invest. The Portfolio’s previous primary benchmark, the MSCI ACWI ex. USA Small Cap Index, which more closely reflects the market segments in which the Portfolio invests, is the Portfolio’s secondary benchmark.